UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21470
Eaton Vance Tax-Advantaged Global Dividend Income Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code):	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	March 31, 2006

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Global Dividend Income Fund                                                   as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 116.7%

Security	Shares	Value
Beverages — 1.7%
Diageo PLC	2,000,000	$31,414,740
		$31,414,740
Capital Markets — 2.1%
Merrill Lynch & Co., Inc.	200,000	15,752,000
UBS AG	200,000	21,925,884
		$37,677,884
Chemicals — 0.0%
Tronox, Inc., Class B (1)	30,105	511,484
		$511,484
Commercial Banks — 18.2%
Allied Irish Banks PLC	1,000,000	23,759,036
Bank of America Corp.	400,000	18,216,000
Bank of Montreal	400,000	22,728,000
Bank of Nova Scotia	1,150,000	46,161,000
Barclays PLC	2,000,000	23,318,277
BNP Paribas SA (1)	500,000	46,208,486
Credit Agricole SA	100,000	3,870,189
HSBC Holdings PLC	2,500,000	41,774,304
Lloyds TSB Group PLC	1,500,000	14,318,970
Nordea Bank AB	1,750,000	21,584,891
Societe Generale	300,000	44,889,969
Wells Fargo & Co.	350,000	22,354,500
		$329,183,622
Construction Materials — 1.4%
Cemex SA de CV ADR	400,000	26,112,000
		$26,112,000
Distributors — 1.0%
Genuine Parts Co.	400,000	17,532,000
		$17,532,000
Diversified Consumer Services — 0.3%
Coinmach Service Corp., Class A	500,000	4,700,000
		$4,700,000
Diversified Financial Services — 1.5%
Citigroup, Inc.	400,000	18,892,000
JPMorgan Chase & Co.	200,000	8,328,000
		$27,220,000
Diversified Telecommunication Services — 6.8%
AT&T, Inc.	1,400,000	37,856,000
BCE, Inc.	1,200,000	28,872,000

BellSouth Corp.	600,000	$20,790,000
BT Group PLC	4,000,000	15,394,652
Citizens Communications Co.	200,000	2,654,000
PanAmSat Holding Corp.	438,009	10,871,383
Verizon Communications, Inc.	200,000	6,812,000
		$123,250,035
Electric Utilities — 15.0%
E.ON AG	500,000	54,849,319
Edison International	650,000	26,767,000
Enel SPA	500,000	4,220,086
Entergy Corp.	500,000	34,470,000
Exelon Corp.	660,000	34,914,000
FPL Group, Inc.	700,000	28,098,000
Scottish and Southern Energy PLC	2,500,000	48,952,357
Scottish Power PLC	2,300,000	23,164,948
Southern Co.	500,000	16,385,000
		$271,820,710
Electrical Equipment — 3.2%
Cooper Industries, Ltd., Class A	225,000	19,552,500
Emerson Electric Co.	450,000	37,633,500
		$57,186,000
Energy Equipment & Services — 0.5%
Diamond Offshore Drilling, Inc.	102,936	9,212,772
		$9,212,772
Food & Staples Retailing — 1.9%
Boots Group PLC	2,689,655	33,476,057
		$33,476,057
Hotels, Restaurants & Leisure — 2.7%
Ladbrokes PLC	3,173,000	21,383,796
McDonald’s Corp.	800,000	27,488,000
		$48,871,796
Household Durables — 0.7%
Stanley Works	250,000	12,665,000
		$12,665,000
Independent Power Producers & Energy Traders — 1.3%
TransAlta Corp.	300,000	5,739,000
TXU Corp.	400,200	17,912,952
		$23,651,952
Industrial Conglomerates — 1.7%
General Electric Co.	100,000	3,478,000
Siemens AG	300,000	27,938,576
		$31,416,576

Insurance — 3.2%
Axis Capital Holdings Ltd.	600,000	$17,940,000
PartnerRe, Ltd.	78,500	4,874,065
Prudential Financial, Inc.	465,000	35,251,650
		$58,065,715
IT Services — 0.7%
Fidelity National Information Services, Inc.	301,400	12,221,770
		$12,221,770
Machinery — 1.7%
Deere & Co.	400,000	31,620,000
		$31,620,000
Media — 0.4%
Publishing & Broadcasting Ltd.	100,000	1,233,217
Reed Elsevier NV	100,000	1,428,445
Wolters Kluwer NV	200,000	4,969,888
		$7,631,550
Metals & Mining — 3.7%
Fording Canadian Coal Trust	750,000	28,492,500
Freeport-McMoRan Copper & Gold, Inc., Class B	350,000	20,919,500
Southern Copper Corp.	200,000	16,896,000
		$66,308,000
Multi-Utilities — 7.3%
Ameren Corp.	268,000	13,351,760
RWE AG	650,000	56,355,600
United Utilities PLC	1,471,400	17,548,346
Veolia Environnement	813,234	44,998,107
		$132,253,813
Oil, Gas & Consumable Fuels — 17.6%
BP PLC ADR	800,000	55,152,000
Chevron Corp.	650,000	37,680,500
ENI SPA	1,280,000	36,396,879
Kerr-McGee Corp.	149,305	14,255,641
Marathon Oil Corp.	550,000	41,893,500
Neste Oil Oyj	500,000	17,212,841
Statoil ASA	2,200,000	62,901,125
Total SA ADR	400,000	52,692,000
		$318,184,486
Pharmaceuticals — 7.8%
AstraZeneca PLC	400,000	20,063,301
GlaxoSmithKline PLC	1,500,000	39,150,233
Pfizer, Inc.	500,000	12,460,000

Sanofi-Aventis ADR	400,000	$18,980,000
Wyeth	1,050,000	50,946,000
		$141,599,534
Real Estate — 6.2%
AvalonBay Communities, Inc.	200,000	21,820,000
Boston Properties, Inc.	170,000	15,852,500
Developers Diversified Realty Corp.	375,000	20,531,250
Equity Residential Properties Trust	260,000	12,165,400
Simon Property Group, Inc.	260,000	21,876,400
SL Green Realty Corp.	200,000	20,300,000
		$112,545,550
Textiles, Apparel & Luxury Goods — 1.8%
Compagnie Financiere Richemont AG, Class A	700,000	33,416,895
		$33,416,895
Tobacco — 3.7%
Altria Group, Inc.	850,000	60,231,000
Imperial Tobacco Group PLC	200,000	5,907,887
		$66,138,887
Wireless Telecommunication Services — 2.6%
Alltel Corp.	450,000	29,137,500
Bouygues SA	150,000	7,934,298
Sprint Corp. (FON Group)	300,000	7,752,000
Vodafone Group PLC ADR	100,000	2,090,000
		$46,913,798
Total Common Stocks (identified cost $1,663,679,463)		$2,112,802,626

Preferred Stocks — 23.5%

Security	Shares	Value
Capital Markets — 1.3%
UBS Preferred Funding Trust I, 8.622% (2)(3)	150,000	$17,394,375
UBS Preferred Funding Trust III, 7.25%	253,500	6,378,060
		$23,772,435
Commercial Banks — 11.9%
Abbey National PLC, 7.375%	395,000	10,115,950
ABN AMRO Capital Funding Trust VII, 6.08%	149,000	3,568,550
ABN AMRO North America Capital Funding Trust, 6.968% (3)(4)	3,300	3,429,938
Banco Santander, 6.41%	908,600	22,987,580
Barclays Bank PLC, 8.55% (2)(3)(4)	218,600	25,165,647
BNP Paribas Capital Trust, 9.003% (2)(3)(4)	150,000	17,286,975
CA Preferred Fund Trust, 7.00% (2)	250,000	25,482,750
CA Preferred Fund Trust II, 7.00% (2)	50,000	5,093,450

Den Norske Bank, 7.729% (2)(3)(4)	50,000	$5,556,735
First Tennessee Bank, 5.40% (3)(4)	11,000	11,147,125
HSBC Capital Funding LP, 9.547% (2)(3)(4)	210,000	24,496,836
Lloyds TSB Bank PLC, 6.90% (2)	220,000	22,223,784
Nordbanken AB, 8.95% (2)(3)(4)	15,700	1,788,924
Royal Bank of Scotland Group PLC, 9.118% (2)	235,750	27,512,827
US Bancorp, Series B, 5.56% (3)	400,000	10,120,000
		$215,977,071
Diversified Financial Services — 1.2%
BBVA Preferred Capital Ltd., 7.75%	372,500	9,353,475
ING Groep NV, 6.125%	155,000	3,782,000
ING Groep NV, 7.20%	330,000	8,464,500
		$21,599,975
Food Products — 1.2%
Dairy Farmers of America, 7.875% (4)	222,480	21,572,039
		$21,572,039
Insurance — 6.5%
ACE Ltd., 7.80%	265,000	6,943,000
Aegon NV, 6.375%	400,000	9,960,000
Aegon NV, 6.50%	70,000	1,753,500
Arch Capital Group, Ltd., 8.00%	88,000	2,263,254
AXA, 7.10% (2)	225,000	22,798,845
Endurance Specialty Holdings, Ltd., 7.75%	212,200	5,139,484
ING Capital Funding Trust III, 8.439% (2)(3)	170,000	19,262,547
MetLife, Inc., 5.91% (3)	240,000	6,216,000
Prudential PLC, 6.50% (2)	207,000	20,814,864
RenaissanceRe Holdings, Ltd., 6.08%	447,500	9,621,250
Zurich Regcaps Fund Trust VI, 5.459% (3)(4)	12,500	12,644,531
		$117,417,275
Multi-Utilities — 0.4%
Southern California Edison, 6.000%	80,000	7,976,000
		$7,976,000
Thrifts & Mortgage Finance — 1.0%
Federal Home Loan Mortgage Corp., Series F, 5.00%	80,000	3,412,000
Federal Home Loan Mortgage Corp., Series M, 3.93% (3)	100,000	4,210,000
Federal National Mortgage Association, Series K, 5.396% (3)	55,000	2,780,250
Federal National Mortgage Association, Series M, 4.75%	100,000	4,085,000
Federal National Mortgage Association, Series O, 7.065% (3)	60,000	3,241,878
		$17,729,128
Total Preferred Stocks (identified cost $442,460,169)		$426,043,923

Rights — 0.3%

Security	Shares	Value
Commercial Banks — 0.3%
BNP Paribas SA	50,000	$4,480,581
		$4,480,581
Total Rights (identified cost $3,953,920)		$4,480,581

Short-Term Investments — 0.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.86%, 4/3/06	2,000	$2,000,000
Royal Bank of Canada Time Deposit, 4.85%, 4/3/06	5,251	5,251,000
Total Short-Term Investments (at amortized cost, $7,251,000)		$7,251,000
Total Investments — 140.9% (identified cost $2,117,344,552)		$2,550,578,130
Other Assets, Less Liabilities — 0.5%		$10,332,033
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (41.4)%		$(750,277,257)
Net Assets — 100.0%		$1,810,632,906

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)		Variable rate security. The stated interest rate represents the rate in effect at March 31, 2006.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of the securities is $146,076,330 or 8.1% of the Fund’s net assets.

Country Concentration of Portfolio

	Percentage of
Country	Total Investments	Value
United States	39.7%	$1,011,646,192
United Kingdom	20.5	523,439,777
France	11.5	294,715,649
Germany	5.5	139,143,495
Canada	5.4	137,243,500
Switzerland	3.6	91,759,746
Norway	2.7	68,457,860
Bermuda	2.6	66,333,553
Netherlands	2.1	53,189,429
Italy	1.6	40,616,965
Spain	1.3	32,341,055
Mexico	1.0	26,112,000
Ireland	0.9	23,759,036
Sweden	0.9	23,373,815
Finland	0.7	17,212,841
Australia	0.0	1,233,217
	100.00%	$2,550,578,130

The Fund did not have any open financial instruments at March 31, 2006.

The cost and unrealized appreciation (depreciation) in value of investments owned by the Fund at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$2,117,344,552
Gross unrealized appreciation	$470,742,617
Gross unrealized depreciation	(37,509,039)
Net unrealized appreciation	$433,233,578

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	May 24, 2006

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	May 24, 2006